Commitments and Contingencies - Other Commercial Commitments Maturity (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Other Commitments [Line Items]
Total	$ 13.4	$ 20.8
Surety bonds, bank guarantees and performance bonds
Other Commitments [Line Items]
Less than 1 year	3.8
1–3 years	9.6
Total	$ 13.4	$ 20.8